Fulfillment expense (Tables)	12 Months Ended
Dec. 31, 2025
Fulfillment expense
Schedule of fulfillment expense
Fulfillment expense is comprised of the following:

	For the year ended December 31,
In thousands of USD	2023	2024	2025
Fulfillment staff costs	13,293	12,470	12,768
Fulfillment centers expense	2,630	2,225	3,009
Freight and shipping expense	27,961	27,225	29,687
Fulfillment expense	43,884	41,920	45,464